PREPAID EXPENSES AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2019
PREPAID EXPENSES AND OTHER CURRENT ASSETS
PREPAID EXPENSES AND OTHER CURRENT ASSETS

6. PREPAID EXPENSE AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consisted of the following (in thousands):

	December 31,	December 31,
	2019	2018
Deferred offering costs	$—	$310
Prepaid research and development expenses	5,872	1,044
Prepaid rent expenses	142	65
Prepaid insurance expenses	1,196	1
Other prepaid expenses and current assets	91	78
Total prepaid expenses & other current assets	$7,301	$1,498